Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,707,766)	$ (21,108,928)	$ 8,896,295	$ 10,255,420